Mortgage Loans Held-for-Sale (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Mortgage loans held-for-Sale
Total mortgage loans held-for-sale	$ 160,422		$ 308,477	$ 164,422
Gain on LHFS
Change in provision for repurchases	(574)	$ 802	(111)	(5,227)
Gain on sale of loans, net			66,086	35,193
Government
Mortgage loans held-for-Sale
Total mortgage loans held-for-sale	5,247		6,886	7,924
Conventional
Mortgage loans held-for-Sale
Total mortgage loans held-for-sale	34,617		62,759	141,139
Jumbo & Non-qualified mortgages (NonQM)
Mortgage loans held-for-Sale
Total mortgage loans held-for-sale	120,134		231,142	11,064
Mortgage loans, held-for-sale
Mortgage loans held-for-Sale
Fair value adjustment			7,690	4,295
Total mortgage loans held-for-sale	160,422		308,477
Gain on LHFS
Gain on sale of mortgage loans	14,025	21,263	81,362	59,330
Premium from servicing retained loan sales	46	121	536	2,094
Unrealized loss from derivative financial instruments	(1,314)	(215)	(4,076)	(7)
Gains (losses) from derivative financial instruments	4,142	3,229	1,934	(11,040)
Mark to market loss on LHFS	(7,265)	(868)	3,395	(15,955)
Direct origination expenses, net	(3,105)	(4,201)	(17,746)	(15,191)
Change in provision for repurchases	(574)	802	(111)	(5,227)
Gain on sale of loans, net	(5,955)	$ (20,131)	65,294	14,004
Mortgage loans, held-for-sale | 90 days or more past due
Mortgage loans held-for-Sale
Unpaid principal balance of mortgage loans held for sale			0	1,200
Carrying value of nonaccrual loans	0		0	$ 1,100
Mortgage loans, held-for-sale | Jumbo & Non-qualified mortgages (NonQM)
Mortgage loans held-for-Sale
Fair value adjustment	$ 424		$ 7,690